Business Segment Information	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Business Segment Information
Note 6. Business Segment Information
The Group is primarily in the merchant banking business, which includes marketing activities, captive supply assets, financial services and proprietary investing activities.
In reporting to management, the Group’s operating results are categorized into the following operating segments: merchant banking and all other segments.
Basis of Presentation
In reporting segments, certain of the Group’s business lines have been aggregated where they have similar economic characteristics and are similar in each of the following areas: (a) the nature of the products and services; (b) the methods of distribution; and (b) the types or classes of customers/clients for the products and services.
The Group’s merchant banking segment includes its marketing activities, captive supply assets, structured solutions, financial services and proprietary investing activities. The Group is a merchant bank that provides financial services and facilitates structured trade for corporations and institutions. The Group specializes in markets that are not adequately addressed by traditional sources of supply and finance, with an emphasis on providing solutions for small and medium sized enterprises. The Group’s merchant banking business operates in multiple geographies, and participates in industries including manufacturing and natural resources. The Group also seeks investments in many industries, emphasizing those business opportunities where the perceived intrinsic value is not properly recognized. The Group uses its financial and management expertise to add or unlock value within a relatively short time period.
The all other segment includes the Group’s corporate and operating segments whose quantitative amounts do not exceed 10% of any of the Group’s: (a) reported revenue; (b) net income; or (c) total assets. The Group’s all other operating segment primarily includes business activities in medical equipment, instruments, supplies and services.
The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies in Note 2B. The chief operating decision maker evaluates performance on the basis of income or loss from operations before income taxes and does not consider acquisition accounting adjustments in assessing the performance of the Group’s reporting segments. The segment information presented below is prepared according to the following methodologies: (a) revenues and expenses directly associated with each segment are included in determining pre-tax earnings; (b) intersegment sales and transfers are accounted for as if the sales or transfers were to third parties at current market prices; (c) certain selling, general and administrative expenses paid by corporate, particularly incentive compensation and share-based compensation, are not allocated to reporting segments; (d) all intercompany investments, receivables and payables are eliminated in the determination of each segment’s assets and liabilities; and (e) deferred income tax assets and liabilities are not allocated.
All data and discussions on revenues, expenses, income and loss in this Note 6 relate to the Group’s continuing operations only and do not include discontinued operations.
Segment Operating Results
	Year ended December 31, 2017
	Merchant banking	All other	Total
Revenues from external customers	$256,412	$17,623	$274,035
Intersegment sale	1,668	204	1,872
Interest expense	4,931	—	4,931
Loss before income taxes	(28,254)	(10,153)	(38,407)
	Year ended December 31, 2016
	Merchant banking	All other	Total
Revenues from external customers	$1,095,896	$35,761	$1,131,657
Intersegment sale	1,975	360	2,335
Interest expense	15,751	—	15,751
Loss before income taxes	(13,785)	(2,921)	(16,706)
	Year ended December 31, 2015
	Merchant banking	All other	Total
Revenues from external customers	$1,593,879	$35,221	$1,629,100
Intersegment sale	1,705	175	1,880
Interest expense	17,631	11	17,642
Loss before income taxes	(290,342)	(453)	(290,795)
	As at December 31, 2017
	Merchant banking	All other	Total
Segment assets	$343,649	$53,298	$396,947
	As at December 31, 2016
	Merchant banking	All other	Total
Segment assets (recast)	$589,017	$61,321	$650,338
	As at December 31, 2017
	Merchant banking	All other	Total
Segment liabilities	$106,713	$10,285	$116,998
	As at December 31, 2016
	Merchant banking	All other	Total
Segment liabilities (recast)	$306,206	$14,702	$320,908
Geographic Information
Due to the highly integrated nature of international products and services, merchant banking activities and markets, and a significant portion of the Group’s activities requiring cross-border coordination in order to serve the Group’s customers and clients, the methodology for allocating the Group’s profitability to geographic regions is dependent on estimates and management judgment.
Geographic results are generally determined as follows:
Segment	Basis for attributing revenues
Merchant banking	Locations of external customers or the reporting units, whichever is appropriate
All other	Locations of the reporting units
Due to the nature of cross-border business, the Group presents its geographic information by geographic regions, instead of by countries. The following table presents revenues from external customers attributed to MFC Bancorp’s country of domicile and all foreign geographic regions from which the Group derives revenues:
Years ended December 31:	2017	2016	2015
Cayman Islands (country of domicile since July 2017)	$—	$—	$—
Canada (country of domicile until July 2017)	19,595	28,328	77,199
Germany (country generating the largest revenues)	122,643	280,552	473,835
Africa	4,283	32,519	26,376
Americas	22,446	256,598	309,217
Asia	14,894	113,821	176,766
Europe	90,174	419,839	564,669
Other	—	—	1,038
	$274,035	$1,131,657	$1,629,100

Except for the geographic concentrations as indicated in the above table, there were no other revenue concentrations in 2017, 2016 and 2015.
The following table presents non-current assets other than financial instruments, deferred income tax assets and other non-current assets by geographic area based upon the location of the assets. The table excludes assets classified as held for sale under IFRS 5.
As at December 31:	2017	2016
Canada (country having the largest non-current assets)	$144,452	$138,281
Africa	32,258	31,710
Americas	—	876
Asia	889	6,957
Europe	52,501	49,464
	$230,100	$227,288